Cash and cash equivalents	12 Months Ended
Mar. 31, 2024
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Cash and cash equivalents
6. Cash and cash equivalents
Cash and cash equivalents consist of the following:

	Yen in millions
	March 31,
	2023	2024

Cash and deposits	5,948,297	6,245,257
Negotiable certificate of deposit and other	1,568,669	3,166,803

Total	7,516,966	9,412,060